CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow information

Supplemental disclosures:

	July 31,
	2018	2017	2016
Interest paid, net of capitalized interest of $37,471 (2018), $20,360 (2017) and $49,707 (2016)	$211,092	$209,789	$222,969
Income taxes paid (refunded)	$36,494	$213,096	$(367,755)